Income Taxes and Duties - Summary of Total DUC and Others (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Duties And Others [line items]
DUC from prior years	$ (14,883)	$ (2,095,429)
Other	(446,464)	(260,775)	$ (514,356)
DUC [member]
Disclosure Of Duties And Others [line items]
DUC	443,294,170	372,902,629	304,299,019
DUC from prior years	14,883	2,095,429
Other	446,464	260,775	514,356
Deferred DUC expense (benefit)	26,178,078	(37,214,624)	(27,651,571)
Total DUC and other	$ 469,933,595	$ 338,044,209	$ 277,161,804